Assets subject to lien and assets acquired through foreclosures - Assets subjected to lien (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 24,344,522		₩ 17,395,551
Due from banks in local currency
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,500		₩ 1,500
Collateral given to		Daishin AMC Co.,Ltd. and others		Daishin AMC Co.,Ltd. and others
Reason for collateral		Right of pledge		Right of pledge
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 198,377		₩ 248,009
Collateral given to		KOREA SECURITIES FINANCE CORPORATION, etc.		Nonghyup bank and others
Reason for collateral	[1]	Related to bonds sold under repurchase agreements		Related to bonds sold under repurchase agreements
Korean treasury and government bonds
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 460		₩ 470
Collateral given to		Korea Securities Depository		Korea Securities Depository
Reason for collateral	[1]	Related to bonds sold under repurchase agreements		Related to bonds sold under repurchase agreements
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 6,394,890		₩ 3,666,849
Collateral given to		The BOK, etc.		The BOK and others
Reason for collateral		Settlement risk, etc.		Settlement risk and others
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 659,050		₩ 179,079
Collateral given to		Korea Securities Depository		Korea Securities Depository
Reason for collateral		Securities borrowing collateral		Securities borrowing collateral
Other due from banks in local currency
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 133,539		₩ 25,338
Collateral given to		The Korea Exchange, etc.		Samsung Securities Co., Ltd. and others
Reason for collateral		Margin deposit for CCP		Margin deposit for futures or option
Foreign financial institutions' debt securities
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities				₩ 126,595
Collateral given to				STANDARD BANK LONDON LTD
Reason for collateral	[1]			Related to bonds sold under repurchase agreements
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 6,939		₩ 3,008
Collateral given to		SHINHAN SECURITIES CO, etc.		VI Investment, etc.
Reason for collateral		Future trading collateral		Future trading collateral
Korean treasury and government bonds
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,100,351
Collateral given to		Korea Securities Depository
Reason for collateral	[1]	Related to bonds sold under repurchase agreements
Foreign financial institutions' debt securities
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities				₩ 38,995
Collateral given to				NATIXIS and others
Reason for collateral	[1]			Related to bonds sold under repurchase agreements
Foreign financial institutions' debt securities
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities				₩ 10,375
Collateral given to				FHLB ADVANCE and others
Reason for collateral				Related to the borrowing limit
Other due from banks in foreign currencies
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,142,784		₩ 1,051,006
Collateral given to		Korea Investment & Securities, etc.		Yuanta Securities Korea Co., Ltd., etc.
Reason for collateral		Overseas futures option deposit, etc.		Overseas futures option deposit, etc.
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 245,876		₩ 54,419
Collateral given to		SC FIRST BANK KOREA, SEOUL, etc.		KOREA SECURITIES FINANCE CORPORATION
Reason for collateral		Variable margin deposit for CSA, etc.		Collateral for securities lending purposes
Korean corporate bonds
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities				₩ 299,161
Collateral given to				Korea Securities Depository
Reason for collateral				Securities borrowing collateral
Mortgage loan
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,892,723		₩ 2,494,333
Collateral given to		Public offering		Public offering
Reason for collateral		Related to covered bonds		Related to covered bonds
Korean capital contributions
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 104		₩ 101
Collateral given to		Korea Software Financial Cooperative		Korea Software Financial Cooperative
Reason for collateral		Bid guarantee, etc.		Bid guarantee, etc.
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 16,200		₩ 5,352
Collateral given to		SHINHAN ASSET MANAGEMENT, etc.		Shinhan Investment Corp.
Reason for collateral		Related to bonds sold under repurchase agreements	[1]	Collateral for futures transaction
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities				₩ 205,783
Collateral given to				Korea Securities Depository
Reason for collateral				Securities borrowing collateral
Investment Properties Land Building
Assets pledged as collateral [Line Items]
Collateral given to		Gakorea Co., Ltd., etc.		Credit Counselling & Recovery Service and others
Reason for collateral		Right to collateral and others	[2]	Right to collateral and others
Property, plant and equipment, pledged as security		₩ 5,365		₩ 5,520
Premises and Equipment Land and Buildings [Member]
Assets pledged as collateral [Line Items]
Collateral given to		Gakorea Co., Ltd , etc.		Credit Counselling & Recovery Service and others
Reason for collateral		Right to collateral and others	[2]	Right to collateral and others
Property, plant and equipment, pledged as security		₩ 1,851		₩ 1,910
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 10,570
Collateral given to		FHLB ADVANCE, etc.
Reason for collateral		Related to the borrowing limit
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 582,738
Collateral given to		SC BANK, H.K, etc.
Reason for collateral	[1]	Related to bonds sold under repurchase agreements
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,060,120
Collateral given to		BNP-PARIBAS, etc.
Reason for collateral		Variable margin deposit for CSA, etc.
Korean treasury and government bonds
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 10,820,136		₩ 8,977,748
Collateral given to		The BOK, etc.		The BOK and others
Reason for collateral		Settlement risk, etc.		Settlement risk and others
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 70,949
Collateral given to		NATIXIS, etc.
Reason for collateral	[1]	Related to bonds sold under repurchase agreements

[1]	The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.
[2]	The maximum pledge amount is 522 million Won.